Average Annual Total Returns	Macquarie Growth and Income Fund Russell 1000® Index 1 year	Macquarie Growth and Income Fund Russell 1000® Index 5 years	Macquarie Growth and Income Fund Russell 1000® Index 10 years	Macquarie Growth and Income Fund Russell 1000® Value Index 1 year	Macquarie Growth and Income Fund Russell 1000® Value Index 5 years	Macquarie Growth and Income Fund Russell 1000® Value Index 10 years	Macquarie Growth and Income Fund Class A 1 year	Macquarie Growth and Income Fund Class A 5 years	Macquarie Growth and Income Fund Class A 10 years	Macquarie Growth and Income Fund Class A After Taxes on Distributions 1 year	Macquarie Growth and Income Fund Class A After Taxes on Distributions 5 years	Macquarie Growth and Income Fund Class A After Taxes on Distributions 10 years	Macquarie Growth and Income Fund Class A After Taxes on Distributions and Sales 1 year	Macquarie Growth and Income Fund Class A After Taxes on Distributions and Sales 5 years	Macquarie Growth and Income Fund Class A After Taxes on Distributions and Sales 10 years	Macquarie Growth and Income Fund Institutional Class 1 year	Macquarie Growth and Income Fund Institutional Class 5 years	Macquarie Growth and Income Fund Institutional Class 10 years	Macquarie Growth and Income Fund Class R6 1 year	Macquarie Growth and Income Fund Class R6 5 years	Macquarie Growth and Income Fund Class R6 10 years	Macquarie Opportunity Fund Russell 3000® Index Index 1 year	Macquarie Opportunity Fund Russell 3000® Index Index 5 years	Macquarie Opportunity Fund Russell 3000® Index Index 10 years	Macquarie Opportunity Fund Russell Midcap® Value Index 1 year	Macquarie Opportunity Fund Russell Midcap® Value Index 5 years	Macquarie Opportunity Fund Russell Midcap® Value Index 10 years	Macquarie Opportunity Fund Class A 1 year	Macquarie Opportunity Fund Class A 5 years	Macquarie Opportunity Fund Class A 10 years	Macquarie Opportunity Fund Class A After Taxes on Distributions 1 year	Macquarie Opportunity Fund Class A After Taxes on Distributions 5 years	Macquarie Opportunity Fund Class A After Taxes on Distributions 10 years	Macquarie Opportunity Fund Class A After Taxes on Distributions and Sales 1 year	Macquarie Opportunity Fund Class A After Taxes on Distributions and Sales 5 years	Macquarie Opportunity Fund Class A After Taxes on Distributions and Sales 10 years	Macquarie Opportunity Fund Class C 1 year	Macquarie Opportunity Fund Class C Lifetime	Macquarie Opportunity Fund Class C Inception Date	Macquarie Opportunity Fund Institutional Class 1 year	Macquarie Opportunity Fund Institutional Class 5 years	Macquarie Opportunity Fund Institutional Class 10 years	Macquarie Opportunity Fund Class R 1 year	Macquarie Opportunity Fund Class R Lifetime	Macquarie Opportunity Fund Class R Inception Date	Macquarie Opportunity Fund Class R6 1 year	Macquarie Opportunity Fund Class R6 5 years	Macquarie Opportunity Fund Class R6 10 years
Total	24.51%	14.28%	12.87%	14.37%	8.68%	8.49%	8.57%	8.75%	7.83%	5.47%	6.48%	4.85%	6.90%	6.50%	5.49%	15.47%	10.32%	8.80%	15.53%	10.41%	8.86%	23.81%	13.86%	12.55%	13.07%	8.59%	8.10%	7.54%	7.17%	6.91%	4.74%	5.75%	4.69%	6.58%	5.51%	5.03%	12.30%	10.45%	Feb. 28, 2023	14.40%	8.75%	7.86%	13.84%	11.00%	Feb. 28, 2023	14.49%	8.86%	7.98%